Investment in Films and Television Programs - (Estimated Future Amortization) (Details) - LIONS GATE ENTERTAINMENT CORP. [Member] $ in Millions	Mar. 31, 2025 USD ($)
Released Investment in Films and Television Programs, Individual Monetization
Individual monetization, expected amortization, year one	$ 290.2
Individual monetization, expected amortization, year two	158.6
Individual monetization, expected amortization, year three	137.3
Released Investment in Films and Television Programs, Film Group Monetization
Film group monetization, expected amortization, year one	194.9
Film group monetization, expected amortization, year two	105.7
Film group monetization, expected amortization, year three	66.2
Licensed Program Rights
Licensed program rights, expected amortization, year one	124.3
Licensed program rights, expected amortization, year two	20.0
Licensed program rights, expected amortization, year three	12.9
Individual monetization, completed and not released investment in films and television programs, expected amortization in next operating cycle	90.4
Film group monetization, completed and not released, expected amortization in next operating cycle	$ 107.6